Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Line Items]
Employee payroll and welfare payable	$ 25,497		$ 18,931
Other taxes payable	3,749	[1]	4,036	[1]
Accrued reimbursable operating costs	7,321	[2]	3,951	[2]
Accrued rental	1,867		1,192
Accrued professional fee	6,349		2,694
Payable for purchase of property and equipment	7,455		831
Other payable	3,218		1,204
Total	$ 55,456		$ 32,839

[1]	Other taxes payable included payable of VAT, business tax, and withholding individual income tax.
[2]	Accrued reimbursable operating costs represent the outstanding amounts claimed by employees for business operations.